Share-Based Compensation And Awards (Stock Option Range of Exercise Prices) (Details)	12 Months Ended
	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	7,499,890	7,358,130	8,363,031
Options outstanding, Weighted average exercise price	$ 25.56	$ 26.36	$ 26.11
Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,485,575
Options outstanding, Weighted average remaining contractual life (years)	8 years 9 months 14 days
Options outstanding, Weighted average exercise price	$ 21.80
Options exercisable, Number exercisable (in shares) | shares	67,575
Options exercisable, Weighted average exercise price	$ 21.28
Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,501,060
Options outstanding, Weighted average remaining contractual life (years)	4 years 4 months 2 days
Options outstanding, Weighted average exercise price	$ 24.42
Options exercisable, Number exercisable (in shares) | shares	1,352,360
Options exercisable, Weighted average exercise price	$ 24.33
Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,540,595
Options outstanding, Weighted average remaining contractual life (years)	6 years 1 month 6 days
Options outstanding, Weighted average exercise price	$ 26.28
Options exercisable, Number exercisable (in shares) | shares	971,695
Options exercisable, Weighted average exercise price	$ 26.27
Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,505,605
Options outstanding, Weighted average remaining contractual life (years)	5 years 7 months 13 days
Options outstanding, Weighted average exercise price	$ 27.05
Options exercisable, Number exercisable (in shares) | shares	1,022,705
Options exercisable, Weighted average exercise price	$ 27.12
Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares) | shares	1,467,055
Options outstanding, Weighted average remaining contractual life (years)	5 years 5 months 15 days
Options outstanding, Weighted average exercise price	$ 28.27
Options exercisable, Number exercisable (in shares) | shares	1,134,755
Options exercisable, Weighted average exercise price	$ 28.33
Minimum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	19.75
Minimum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	22.77
Minimum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.18
Minimum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.33
Minimum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.56
Maximum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	22.76
Maximum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.17
Maximum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.32
Maximum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.55
Maximum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 30.87